Note 22 - Income Taxes - Disclosure of Detailed Information About Deferred Tax Assets Expiration (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Non-capital losses	$ 391,088	$ 292,749
Unrecognized losses	147,697	92,123
The 2018 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses		11,317
The 2019 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	1,726	1,679
The 2020 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	274	269
The 2021 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	10,402	13,749
The 2022 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	3,719	3,539
The 2023 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	1,763	1,680
The 2024 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	36,214	34,489
The 2025 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	91,844	100,394
The 2026 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	105,683	95,316
The 2027 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	52,654	19,498
The 2028 and after expiration years [member]
Statement Line Items [Line Items]
Non-capital losses	86,809	$ 10,819
CANADA
Statement Line Items [Line Items]
Non-capital losses	18,263
Unrecognized losses
CANADA | The 2018 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2019 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2020 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2021 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2022 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2023 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2024 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2025 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2026 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2027 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
CANADA | The 2028 and after expiration years [member]
Statement Line Items [Line Items]
Non-capital losses	18,263
SWITZERLAND
Statement Line Items [Line Items]
Non-capital losses	6,131
Unrecognized losses
SWITZERLAND | The 2018 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2019 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2020 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2021 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	6,131
SWITZERLAND | The 2022 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2023 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2024 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2025 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2026 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2027 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
SWITZERLAND | The 2028 and after expiration years [member]
Statement Line Items [Line Items]
Non-capital losses
MEXICO
Statement Line Items [Line Items]
Non-capital losses	366,694
Unrecognized losses	147,697
MEXICO | The 2018 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses
MEXICO | The 2019 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	1,726
MEXICO | The 2020 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	274
MEXICO | The 2021 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	4,271
MEXICO | The 2022 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	3,719
MEXICO | The 2023 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	1,763
MEXICO | The 2024 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	36,214
MEXICO | The 2025 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	91,844
MEXICO | The 2026 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	105,683
MEXICO | The 2027 expiration year [member]
Statement Line Items [Line Items]
Non-capital losses	52,654
MEXICO | The 2028 and after expiration years [member]
Statement Line Items [Line Items]
Non-capital losses	$ 68,546